Vacation Ownership Notes Receivable (Tables)	3 Months Ended
Mar. 31, 2012
Vacation Ownership Notes Receivable [Abstract]
Notes receivable (net of reserves) related to vacation ownership loans

	March 31, 2012	December 31, 2011
Vacation ownership loans – securitized	$473	$510
Vacation ownership loans – unsecuritized	143	113

	616	623
Less: current portion
Vacation ownership loans – securitized	(62)	(64)
Vacation ownership loans – unsecuritized	(23)	(20)

	$531	$539

Interest income related to VOI notes receivable

	Three Months Ended March 31,
	2012	2011
Vacation ownership loans – securitized	$18	$17
Vacation ownership loans – unsecuritized	4	5

	$22	$22

Future maturities of gross VOI notes receivable and interest rates

	Securitized	Unsecuritized	Total
2012	$53	$29	$82
2013	74	16	90
2014	75	15	90
2015	75	17	92
Thereafter	269	125	394

Balance at March 31, 2012	$546	$202	$748

Weighted Average Interest Rates	12.84%	11.99%	12.57%

Range of interest rates	5 to 17%	6 to 17%	5 to 17%

Loan loss reserve

	Securitized	Unsecuritized	Total
Balance at December 31, 2010	$82	$79	$161
Provisions for loan losses	(2)	7	5
Write-Offs	—	(16)	(16)
Other	(8)	8	—

Balance at March 31, 2011	$72	$78	$150

Balance at December 31, 2011	$80	$56	$136
Provisions for loan losses	—	7	7
Write-Offs	—	(11)	(11)
Other	(7)	7	—

Balance at March 31, 2012	$73	$59	$132